Investments in associates - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2021 £ / shares	Dec. 31, 2020 £ / shares
Disclosure of associates [line items]
Quoted market price (usd per share) | £ / shares				£ 3.31	£ 2.55
Value of investments in associates based on economic interest	$ 18,773,000,000	$ 13,167,000,000
Net impairment and losses on sale of businesses and fixed assets	$ (1,121,000,000)	$ 14,381,000,000	$ 8,075,000,000
Rosneft
Disclosure of associates [line items]
Voting shares held in associate	19.75%
Proportion of Economic Interest in Associate	22.03%	22.03%
Quoted market price (usd per share) | $ / shares	$ 8.04	$ 5.64
Investments in associates with quoted price	$ 16,827,000,000	$ 11,804,000,000
Dividends received	640,000,000	480,000,000	$ 785,000,000
Associates
Disclosure of associates [line items]
Provision for doubtful debts	0
Doubtful debt provision, expense	0
Commitments in relations to contracts with associates	9,930,000,000	10,777,000,000
Net impairment and losses on sale of businesses and fixed assets	$ 291,000,000	$ 414,000,000
Associates | Bottom of range [member]
Disclosure of associates [line items]
Term of receivables	30 days
Associates | Top of range [member]
Disclosure of associates [line items]
Term of receivables	45 days
JSC Rosneftegaz | Rosneft
Disclosure of associates [line items]
Voting shares held in associate	40.40%	40.40%